Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details Textual) - USD ($)								1 Months Ended																							3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 18, 2020	Jun. 09, 2020	May 14, 2020	Jan. 15, 2020	Dec. 23, 2019	Mar. 29, 2019	Feb. 28, 2019	Jun. 30, 2020	Apr. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 23, 2019	Aug. 31, 2019	Aug. 21, 2019	Jun. 30, 2019	May 31, 2019	May 31, 2019	May 14, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 25, 2019	Feb. 08, 2019	Feb. 01, 2019	Nov. 27, 2018	Jun. 01, 2018	May 25, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 30, 2017	Oct. 24, 2017	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 31, 2020	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								10,000,000																							10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, stated/par value								$ 0.0001																							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized								250,000,000																							250,000,000				250,000,000		250,000,000	31,250,000
Common stock, par value								$ 0.0001																							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								5,009,508																							5,009,508				5,009,508		3,619,658
Common stock, shares outstanding								5,009,508																							5,009,508				5,009,508		3,619,658
Sales revenue																															$ 1,853,414	$ 1,972,481			$ 4,166,537	$ 2,135,783	$ 5,997,987	$ 828,920
Description for outstanding common stock and voting percentage																																	The former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock (see below) and in excess of 50% of the total voting power.
Purchase of shares																																					589,753
Description of reverse stock split														The Company amended its Certificate of Incorporation to effect a one-for-80																				One-for-50 to one-for-100
Reverse recapitalization, description																																	The Company was deemed to issue 1,747,879 shares of common stock and 389,036 shares of Series D preferred stock that were held by the RGI shareholders just prior to the Merger. Additional paid in capital was credited by $3,889,219 and noncontrolling interest was charged $1,591,221 to remove it pursuant to the reverse recapitalization (see Note 6).
Contributed capital, description																																					Pre-Merger Recruiter.com had issued three notes aggregating $250,000. Of these notes, two notes totaling $150,000 were held by its shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com.
Other debt net of discounts								$ 69,832																							69,832				69,832		$ 135,640
Forgave accrued fees paid																																			31,131		47,984
Original issue discount																																			328,125
Debt, description																								The note matures on or before the earlier of (i) the 90th day subsequent to the issuance date of the note, and (ii) the Company's receipt of a minimum of $1,000,000 as a result of the Company closing the sale (the "financing") of any equity or debt securities of the Company (either, a "Maturity Date").
Accrued interest																																	$ 3,056
Noncontrolling interest																																						1,581,585
Beneficial conversion preferred shares																																					$ 70,205	278,236
Fair value of allocated shares																															933,177				933,177
Dividend yield rate																																					0.00%
Risk-free interest rate																																					1.655%
Accrued dividends																																					$ 70,205	278,236
Additional paid in capital								$ 21,787,410																							$ 21,787,410				$ 21,787,410		18,203,048	$ 679,259
Compensation expense																																					$ 139,316
Description of notes payable																																					Pre-Merger Recruiter.com had issued three notes totaling $250,000. Of these, two notes totaling $150,000 were held by shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com. Effective March 31, 2019, the notes and related accrued interest totaling $383,947 were cancelled in connection with the issuance of the Series E preferred stock to the Recruiter.com shareholders and the note holders were allocated shares of the Series E Preferred Stock.
Notes and accrued interest cancelled pursuant to merger																																	$ 706,501				$ 706,501
Accrued interest payable																																					$ 308,893
Additional shares authorised																																					31,250,000
Accrued penalty amount																																					$ 2,238,314
Authorized common stock								31,250,000																							31,250,000				31,250,000		250,000,000		250,000,000
Recognized compensation expense																																			$ 318,473
Truli Technologies, Inc [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued																																					1,562,500
Exercise price																																					$ 3.44
Reverse recapitalization, description																																					The Company has received contributions to capital from existing shareholders, totaling $65,000 during the year ended December 31, 2018. These capital contributions were made for working capital purposes.
Number of shares issued																																					218,750
Truli borrowed																																					$ 1,562,500
Original issue discount																						$ 10,000
Warrant issued																						$ 42,000
Investor [Member]
Stockholders Equity Note [Line Items]
Agreement, description																				Each of the series of preferred stock and warrants required us to reserve shares of common stock in the amount equal to two times the common stock issuable upon conversion of the preferred stock and exercise of the warrants. We did not comply in part due to our attempts to manage the Delaware tax which increases to a maximum of $200,000 as the authorized capital increases without the simultaneous increase in the number of shares outstanding. We are in the process of seeking stockholder approval of a change in the Company’s state of incorporation from Delaware to Nevada and simultaneous increase in our authorized common stock from 31,250,000 shares to 250,000,000 shares, which we expect will be sufficient to meet the reserve requirements. We expect the amendment will be effective in May 2020. As of December 31, 2019, we estimate that we owed approximately $6 million in penalties to holders of preferred stock. Subsequent to December 31, 2019, we have received waivers from a substantial number of the preferred shareholders with respect to these penalties. We have agreed to issue to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock (valued at $1,929,421) as consideration for the waivers. We have accrued this cost at December 31, 2019. Additionally, certain holders of Series E and Series F Preferred Stock have not waived the penalties. We have accrued $308,893 related to these Series E and Series F Preferred holders. Because of our ongoing liquidity problems, we will be required to cease operations if faced with material payment requests from investors who did not agree to waive the penalties.
Series F Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								200,000													2,500,000										200,000				200,000		200,000
Preferred stock, stated/par value								$ 0.0001													$ 20										$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								64,382																							64,382				64,382		139,768
Preferred stock, shares outstanding								64,382																							64,382				64,382		139,768
Common stock, par value																					$ 1.60
Beneficial ownership limitation																					4.99%
Conversion of stock, description																					The Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder's shares of Series F Preferred Stock.
Shares issued										803,414																											752,899
Conversion of shares										64,272																											60,232
Preferred shares issued as merger consideration																																					200,000
Common stock issued upon conversion																																	2,500,000
Preferred stock convertible into shares of common stock						9,687,500															2,500,000
Number of preferred shares issued for conversion																					200,000												200,000
Preferred shares converted									11,114	64,272	64,272
Value of shares issued																																					$ 1,929,516
Included in accrued expenses								$ 308,893																							$ 308,893				$ 308,893
Shares issued									138,926	803,414	803,414
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued														31,250,000							1,562,500								1,562,500
Description of reverse stock split																																					Effective August 21, 2019, the Company amended its Certificate of Incorporation to effect a one-for-80 reverse stock split of the Company's common stock. Additionally, the number of authorized shares of common stock was reduced to 31,250,000.
Restricted common stock for services																							43,423
Options vested date																							Feb. 01, 2020
Common Stock [Member] | Consultant [Member]
Stockholders Equity Note [Line Items]
Shares issued proceeds															$ 240,000		$ 240,000
Settlement Amount															$ 10,000		$ 10,000
Series A-1 Convertible Redeemable Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized																										600,000
Preferred stock, stated/par value																										$ 1.00
Investors paid																									$ 300,000
Warrants to purchase																									750,000
Dividends rate																										10.00%
Beneficial ownership limitation																										4.99%
Exercise price																									$ 0.80
Common stock in exchange price																									$ 300,000
Common stock issued upon conversion																										2.5
Expected term																									5 years
Series C and Series C-1 Convertible Redeemable Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, stated/par value																														$ 12.5
Redemption series C and series C-1, description																												The total redemption price if redeemed after two years from issuance is equal to the amount of the principal and accrued interest on the 4% Convertible Notes and 10% Convertible Notes due as of the closing date plus potential additional amounts.
Common stock issued upon conversion																														12.5
Carrying value of debt																												$ 701,732
Noncontrolling interest																												$ 701,732									$ 23,852	$ 1,146,265
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized																														700,000
Preferred stock, stated/par value																														$ 2.5
Investors paid																													$ 600,000
Warrants to purchase																													1,500,000
Dividends rate																														10.00%
Beneficial ownership limitation																														4.99%
Exercise price																														$ 0.80
Warrants term																														5 years
Purchase of shares																													600,000
Preferred stock conversion price																														$ 1.00
Gross proceeds																													$ 471,373
Payables and professional fees																													$ 128,627
Beneficial conversion preferred shares																																					$ 12,000
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized																														102,100
Preferred stock, stated/par value																														$ 20.00
Dividends rate																														10.00%
Conversion of stock, description																													Holders of RGI's outstanding 4% Convertible Notes converted their 4% Convertible Notes and accrued interest into 102,100 shares of Series C Preferred Stock.
Common stock issued upon conversion																													1,000
Series E Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								775,000												775,000											775,000		775,000		775,000		775,000	775,000
Preferred stock, stated/par value								$ 0.0001													$ 20										$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								731,845																							731,845				731,845		734,986	775,000
Preferred stock, shares outstanding								731,845																							731,845				731,845		734,986	775,000
Common stock, par value																					$ 1.60
Beneficial ownership limitation																					4.99%
Conversion of stock, description																					The Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder's shares of Series E Preferred Stock.
Shares issued																																					500,178
Conversion of shares																																					40,014
Common stock issued upon conversion																																	9,687,500
Preferred stock convertible into shares of common stock																				9,687,500
Accrued interest																																					$ 383,947
Expected volatility rate																				50.00%
Percentage of common stock																				90.00%
Number of preferred shares issued for conversion																																	775,000
Additional shares authorised																					775,000
Included in accrued expenses								$ 308,893																							$ 308,893				$ 308,893
Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								2,000,000													2,000,000										2,000,000				2,000,000		2,000,000
Preferred stock, stated/par value								$ 0.0001													$ 20										$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								536,595																							536,595				536,595		454,546
Preferred stock, shares outstanding								536,595																							536,595				536,595		454,546
Common stock, par value																					$ 1.60
Beneficial ownership limitation																					4.99%
Exercise price																				$ 4.80													$ 4.80				$ 0.06
Conversion of stock, description																					The Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder's shares of Series D Preferred Stock.
Shares issued													60,500		29,975		29,975
Conversion of shares										12,900			4,840						5,000
Number of preferred stock sold during private placement																				31,625
Description of securities purchase agreement																				The Company entered into a Securities Purchase Agreement, dated March 31, 2019 (the "Securities Purchase Agreement") by and among the Company and the investors listed therein (the "Investors"). Pursuant to the Securities Purchase Agreement the Company sold in a private placement a total of 31,625 units (the "Units") at a purchase price of $18.1818 per unit, or $575,000, taking into account a 10% discount. Each Unit consists of (i) one share of Series D Preferred Stock, and (ii) a warrant to purchase 6.25 shares of the Company's common stock, subject to adjustment as provided for therein. The shares of Series D Preferred Stock sold in the financing convert into a minimum of 395,313 shares of the Company's common stock. The Company received net proceeds from the sale of the Units of $434,997 after offering costs of $35,003 and direct payment of other Company obligations of $105,000. Two of the Investors have previously invested in the Company's preferred stock.
Issued reverse recapitalization																																					389,036	389,036
Redeemable preferred stock																																					$ 2,106,117
Other debt net of discounts																																					$ 93,846
Shares issued proceeds															$ 545,000		$ 545,000
Common stock issued upon conversion																			62,500
Warrants issue																																					6.25
Preferred stock conversion price															$ 6.25	$ 6.25	$ 6.25															$ 6.25				$ 6.25
Noncontrolling interest																				$ 1,591,221													$ 1,591,221
Additional paid in capital																				$ 3,889,219													$ 3,889,219
Additional shares issued																																					106,134
Waiver of penalty																																					$ 1,929,421
Preferred Stock as consideration for waivers of penalties																																			106,134
Preferred shares converted								12,560																							12,560				12,560
Aggregate additional shares																																					106,134
Sale of stock sold, description		The Company sold 1,375 Series D preferred stock units (the "Units") at a purchase price of $18.1818 per Unit, taking into account a 10% discount, each Unit consisting of one share of Series D Preferred Stock and a warrant to purchase 6.25 shares of common stock, subject to adjustment as provided for therein. The Series D Preferred Stock sold in the financing converts into a minimum of 17,188 shares of common stock. The Company received gross proceeds of $25,000 from the sale of the Units. The 8,594 warrants are exercisable for five years from the issuance date at an exercise price of $4.80 per share, subject to adjustment as provided for therein.
Share of Series D Preferred Stock sold		1,375
Sale of preferred stock price per share		$ 18.1818
Gross proceeds from sale of units		$ 25,000
Number of shares issued upon conversion										161,250
Series D Preferred Stock [Member] | Consultant [Member]
Stockholders Equity Note [Line Items]
Shares issued															13,750		13,750
Shares issued proceeds															$ 250,000		$ 250,000
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued																				1,562,500	1,562,500												1,562,500
Percentage of common stock																				90.00%	98.00%
Series C-1 Convertible Redeemable Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized																													18,839
Preferred stock, stated/par value																													$ 5.00
Dividends rate																													10.00%
Conversion of stock, description																													Holders of RGI's 10% Convertible Notes converted their 10% Convertible Notes and accrued interest into 18,839 shares of Series C-1 Preferred Stock.
Common stock issued upon conversion																													1,000
Series A-1Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Beneficial conversion preferred shares																																					$ 300,000
Fair value of allocated shares																																					$ 288,000
Dividend yield rate																																					0.00%
Expected volatility rate																																					380.00%
Risk-free interest rate																																					2.74%
Expected term																																					5 years
Series B Convertible Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized																														1,875,000
Stock Options and Warrants [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued																				389,036													389,036
Exercise price																																								$ 28.00
Common stock purchase warrants																																								62
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								10,000,000																							10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, stated/par value								$ 0.0001																							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								1,332,822																							1,332,822				1,332,822		1,329,300	775,000
Preferred stock, shares outstanding								1,332,822																							1,332,822				1,332,822		1,329,300	775,000
Common stock, shares authorized																																					10,000,000
Common stock, par value																																					$ 0.0001
Owed approximately penalties																																					$ 6,000,000
Value of shares issued																																					1,929,516
Included in accrued expenses								$ 308,798																							$ 308,798				$ 308,798		$ 2,238,314
Common Stock [Member]
Stockholders Equity Note [Line Items]
Consideration for acquisition shares of common stock
Common stock, exercisable per share																		$ 6.40
Restricted common stock for services																		451,170
Options vested date																		Feb. 01, 2020
Notes and accrued interest cancelled pursuant to merger
Authorized common stock																																							31,250,000
Restricted common stock																							$ 43,423
Recognized compensation expense																																			$ 12,665
Common stock, description								The Company issued 157,000 shares of its common stock upon conversion of 12,560 shares of its Series D Preferred Stock.	The Company issued 138,926 shares of its common stock upon conversion of 11,114 shares of Series F Preferred Stock.	The Company issued 161,250 shares of its common stock upon conversion of 12,900 shares of its Series D Preferred Stock.	The Company issued 39,260 shares of its common stock upon conversion of 3,141 shares of Series E Preferred Stock.	The Company granted to a consultant 312,500 restricted stock units (the "RSUs") pursuant to a consultant agreement. The RSUs vest 63,500 upon grant with the balance vesting monthly in equal installments beginning January 1, 2020 and ending November 1, 2020, subject to the consultants continued service to the Company on each vesting date. The RSU award has been valued at $343,750 and compensation expense will be recorded over the respective vesting periods. We recognized compensation expense of $74,999 and $149,998 during the three and six months ended June 30, 2020, respectively. The shares have not been issued at June 30, 2020.
Restricted common stock, description				Pursuant to the agreement the Company agreed to issue 30,000 shares of restricted common stock, earned monthly over the three month term of the agreement. The shares are fully vested upon issuance and have been valued at $45,500, based on the quoted market price of our common stock on the vesting dates. The shares were issued on April 3, 2020. We have recorded compensation expense of $6,500 and $45,500 during the three and six months ended June 30, 2020, respectively.
Restricted common stock shares				30,000														451,170
Warrant [Member] | Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Exercise price																																					$ 4.80
Dividend yield rate																																			0.00%		0.00%
Expected volatility rate																																			344.00%
Risk-free interest rate																																			0.34%
Expected term																																			5 years
Warrant [Member] | Series Preferred Stocks [Member]
Stockholders Equity Note [Line Items]
Exercise price																				$ 0.80													$ 0.80
Common stock purchase warrants																				2,250,000													2,250,000
Expire date																																	Sep. 01, 2023
Preferred Stock E [Member]
Stockholders Equity Note [Line Items]
Consideration for acquisition shares of common stock
Notes and accrued interest cancelled pursuant to merger
Preferred Stock D [Member]
Stockholders Equity Note [Line Items]
Consideration for acquisition shares of common stock
Notes and accrued interest cancelled pursuant to merger
Preferred Stock F [Member]
Stockholders Equity Note [Line Items]
Consideration for acquisition shares of common stock																																	200,000				200,000
Notes and accrued interest cancelled pursuant to merger
Noncontrolling Interest [Member]
Stockholders Equity Note [Line Items]
Notes and accrued interest cancelled pursuant to merger
Accumulated Deficit [Member]
Stockholders Equity Note [Line Items]
Notes and accrued interest cancelled pursuant to merger
Additional Paid in Capital [Member]
Stockholders Equity Note [Line Items]
Notes and accrued interest cancelled pursuant to merger																																	$ 706,501				706,501
Common Stock Subscribed [Member]
Stockholders Equity Note [Line Items]
Notes and accrued interest cancelled pursuant to merger
Other Comprehensive Income / Loss [Member]
Stockholders Equity Note [Line Items]
Notes and accrued interest cancelled pursuant to merger
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, description											The Company issued 803,414 shares of its common stock upon conversion of 64,272 shares of Series F Preferred Stock.
Restricted Common Stock [Member]
Stockholders Equity Note [Line Items]
Restricted common stock, description				Pursuant to the agreement the Company agreed to issue 60,000 shares of restricted common stock, plus a payment of $15,000. The shares are fully vested upon issuance and have been valued at $75,000, based on the quoted market price of our common stock on the grant date. The shares were issued on April 3, 2020. We have recorded compensation expense of $37,500 and $68,750 for the share portion of the agreement during the three and six months ended June 30, 2020, respectively, and expense of $7,500 and $13,750 for the cash portion during the three months ended June 30, 2020, respectively. Prepaid expense of $6,250 for the stock portion and $1,250 for the cash portion was recorded at June 30, 2020.
Consultant [Member]
Stockholders Equity Note [Line Items]
Forgave accrued fees paid																			$ 187,500
Compensation expense																																					93,750
Consultant [Member] | Stock Options and Warrants [Member]
Stockholders Equity Note [Line Items]
Number of option vested, shares					63,500
Consultant [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Restricted common stock for services					312,500
2017 Equity Incentive Plan [Member] | Stock Options and Warrants [Member] | Chairman [Member]
Stockholders Equity Note [Line Items]
Options granted to purchase common stock							43,423									451,170
Dividend yield rate							0.00%									0.00%
Expected volatility rate							397.00%									220.00%
Risk-free interest rate							2.54%									2.26%
Expected term							1 year 6 months									1 year 6 months
2017 Equity Incentive Plan [Member] | Stock Options and Warrants [Member] | Chief Executive Officer [Member]
Stockholders Equity Note [Line Items]
Options granted to purchase common stock			26,087																								6,250
Dividend yield rate			0.00%
Expected volatility rate			344.00%
Risk-free interest rate			0.31%
Expected term			5 years
Number of option vested, shares																											521
Mr. Sohn [Member]
Stockholders Equity Note [Line Items]
Compensation expense																																					$ 2,388,545
Restricted common stock, description	The RSUs will vest over a two-year period from the date of the Uplisting in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Uplisting takes place, subject to Mr. Sohn serving as an executive officer of the Company on each applicable vesting date, provided that the RSUs shall vest in full immediately upon the termination of Mr. Sohn's employment by the Company without Cause (as defined in the Employment Agreement). The RSU award has been valued at $1,662,000 and compensation expense will be recorded over the estimated vesting period. We recognized compensation expense of $30,218 during the three and six months ended June 30, 2020, respectively. The shares have not been issued at June 30, 2020.
Restricted common stock shares	554,000
Mr. Sohn [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, exercisable per share																							$ 3.52
Options vested date																							Aug. 04, 2020
Stock portion awards value																							$ 151,981
Mr. Sohn [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, exercisable per share																		$ 6.00
Restricted common stock for services																		451,170
Options vested date																		Nov. 14, 2020
Stock portion awards value																		$ 2,707,019
Stock options term																		5 years
Contributed capital [Member]
Stockholders Equity Note [Line Items]
Contributed capital, description																																	Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 on March 31, 2019. Of these notes, two notes totaling $200,000 were held by its shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into Pre-Merger Recruiter.com preferred stock at any time after Pre-Merger Recruiter.com offered its preferred stock for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com.				Pre-Merger Recruiter.com had issued three notes aggregating $250,000. Of these notes, two notes totaling $150,000 were held by its shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com
Investor [Member]
Stockholders Equity Note [Line Items]
Gross proceeds																																$ 150,000
Consultant [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock portion awards value					$ 343,750							$ 343,750